CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	41,616,320	29,866,545
Common Stock, Shares, Outstanding	39,361,616	27,611,841
Treasury Stock, Shares	2,254,704	2,254,704